Equity - Additional informations (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) employee $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 20, 2021 $ / shares	Jul. 22, 2021 $ / shares shares	Jul. 21, 2021 $ / shares shares	May 04, 2021 $ / shares	Mar. 29, 2021 $ / shares	Sep. 12, 2020 $ / shares shares	Sep. 11, 2020 $ / shares shares
Stockholders Equity [Line Items]
Common stock value	$ 557,781			$ 557,781	$ 20,518
Common stock, shares authorized | shares	600,000,000			600,000,000			600,000,000	200,000,000			200,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.001			$ 0.001			$ 0.001	$ 0.001			$ 0.001	$ 0.001
Number of shares issued (in shares) | shares		93,111,717	161,000,000	7,439,886
Price per share | $ / shares	$ 1.15	$ 0.22	$ 0.30	$ 1.15
Proceeds from issuance of common stock			$ 48,300,000	$ 8,555,869
Offering costs	$ 6,811,246	$ 4,215,831	$ 808,967
Number of warrants issued | shares		275,150,000		275,150,000	692,886
Exercise price per share without expiry date | $ / shares		$ 0.2199
Exercise price of warrant | $ / shares		$ 0.0001				$ 0.22			$ 0.30	$ 1.15
Net proceeds from the issuance of ordinary share				$ 126,010,538
Proceeds from issuance of warrants	$ 19,050	$ 81,009,763
Number of shares per warrant | shares	1			1
Number of warrants Exercised | shares				275,150,000
Number of investor warrant issued to purchase | shares	275,114,477			275,114,477
Proceeds from warrants exercised				$ 19,050
Shares issued under Share incentive plan | shares				1,168,000
Percentage of shares issued under share incentive plan				10.00%
Vesting percentage				20.00%
Vesting period				5 years
Share-based compensation expenses				$ 1,260,674
Statutory reserve	$ 973,555			$ 973,555	$ 972,092
Shares Vested under Share incentive plan | shares				596,600
Number of employees exercised share incentive plan | employee				4
Share-based compensation expense				$ 805,410
Remaining ordinary shares available Share incentive plan | shares	571,400			571,400
Statutory surplus reserve				10.00%
Minimum percentage of statutory reserve transferable				50.00%
Warrant [Member]
Stockholders Equity [Line Items]
Fair value of warrants	$ 455,264			$ 455,264
Investor Warrants and Placement Agent Warrants [Member]
Stockholders Equity [Line Items]
Exercise price of warrant | $ / shares						$ 0.22			$ 0.30	$ 1.15
Farmmi Supply Chain
Stockholders Equity [Line Items]
Noncontrolling interest	3.85%			3.85%	3.85%
Additional paid-in capital
Stockholders Equity [Line Items]
Share-based compensation expenses				$ 1,260,077